Goodwill	3 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill

	Three Months Ended	Year Ended
	March 31, 2019	December 31, 2018
	(in thousands)
Opening balance	$756,260	$769,058
Current period acquisitions (Note 6)	33,894	—
Prior period acquisitions (Note 6)	—	1,048
Foreign exchange movement	(2,761)	(13,846)

Closing balance	$787,393	$756,260